Trade accounts receivable, unbilled services and payments on account Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Billed services (accounts receivable)	$ 412,933	$ 412,933		$ 388,431
Unbilled revenue	274,501	274,501		268,509
Trade accounts receivable and unbilled revenue	687,434	687,434		656,940
Allowance for doubtful accounts	(8,361)	(8,361)		(8,930)
Trade accounts receivable and unbilled revenue, net	679,073	679,073		648,010
Unearned revenue (payments on account)	(326,741)	(326,741)		(298,992)
Change in unbilled receivables	$ 5,992
Change in unbilled receivables, percent	2.20%
Change in customer advances and deposits	$ 27,749	27,700
Change in customer advances and deposits, percent	9.30%
Net balance	$ (52,240)	(52,240)		$ (30,483)
Change in advance payments netted against unbilled contracts receivable	$ 21,757	21,800
Change in advance payments netted against unbilled contracts receivable, percent	(71.40%)
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Unbilled revenue	$ 44,829	$ 44,829	$ 42,000